Leases - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Expense relating to variable lease payments not included in measurement of lease liabilities	€ 323	€ 0	€ 0
Sublease rental income	200	200	€ 0
Office buildings
Disclosure of quantitative information about right-of-use assets [line items]
Additions to right-of-use assets	2,912	259
Office buildings | MOMA
Disclosure of quantitative information about right-of-use assets [line items]
Additions to right-of-use assets	1,594	0
Cars
Disclosure of quantitative information about right-of-use assets [line items]
Additions to right-of-use assets	179	144
Software and licenses
Disclosure of quantitative information about right-of-use assets [line items]
Additions to right-of-use assets	0	20,308
Land permits
Disclosure of quantitative information about right-of-use assets [line items]
Additions to right-of-use assets	21,166	0
Land permits | MOMA
Disclosure of quantitative information about right-of-use assets [line items]
Additions to right-of-use assets	11,055	0
Land Permits, Regular Course Of Business
Disclosure of quantitative information about right-of-use assets [line items]
Additions to right-of-use assets	10,110	0
Other
Disclosure of quantitative information about right-of-use assets [line items]
Additions to right-of-use assets	€ 0	€ 90